Schedule of Investments (unaudited)
January 31, 2025
iShares® iBonds® 2026 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.5%
Summer BC Bidco B LLC, 5.50%, 10/31/26(a)	$3,755	$3,790,309
Aerospace & Defense — 0.8%
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(a)(b)	3,304	3,304,562
Spirit AeroSystems Inc., 3.85%, 06/15/26	2,641	2,594,426
		5,898,988
Agriculture — 0.3%
Turning Point Brands Inc., 5.63%, 02/15/26(a)	2,211	2,203,099
Airlines — 6.1%
Air Canada, 3.88%, 08/15/26(a)	10,958	10,695,551
Air Canada Pass Through Trust, Series 2020-1, Class C, 10.50%, 07/15/26(a)	2,816	2,995,094
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26(a)	13,102	13,095,778
United Airlines Inc., 4.38%, 04/15/26(a)	18,135	17,887,616
		44,674,039
Apparel — 1.8%
Hanesbrands Inc., 4.88%, 05/15/26(a)(b)	8,205	8,135,807
Under Armour Inc., 3.25%, 06/15/26	5,358	5,199,474
		13,335,281
Auto Parts & Equipment — 2.5%
Adient Global Holdings Ltd., 4.88%, 08/15/26(a)(b)	7,130	7,121,567
Clarios Global LP/Clarios U.S. Finance Co., 6.25%, 05/15/26(a)	2,921	2,921,082
Goodyear Tire & Rubber Co. (The), 5.00%, 05/31/26(b)	8,192	8,125,806
		18,168,455
Banks — 2.3%
Freedom Mortgage Corp., 7.63%, 05/01/26(a)	4,477	4,505,571
Intesa Sanpaolo SpA, 5.71%, 01/15/26(a)	12,552	12,568,911
		17,074,482
Chemicals — 1.5%
GPD Companies Inc., 10.13%, 04/01/26(a)	4,352	4,292,195
SCIL IV LLC/SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26(a)	6,835	6,776,608
		11,068,803
Commercial Services — 6.2%
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26(a)	5,045	5,051,210
Block Inc., 2.75%, 06/01/26	9,112	8,868,900
Graham Holdings Co., 5.75%, 06/01/26(a)(b)	3,522	3,523,869
Hertz Corp. (The), 4.63%, 12/01/26(a)(b)	4,560	4,050,205
Prime Security Services Borrower LLC/Prime Finance Inc., 5.75%, 04/15/26(a)(b)	12,317	12,344,654
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26(a)	4,033	3,986,432
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26(a)(b)	7,749	7,747,618
		45,572,888
Computers — 2.8%
Western Digital Corp., 4.75%, 02/15/26(b)	20,370	20,252,088
Distribution & Wholesale — 0.0%
Wesco Aircraft Holdings Inc., 9.00%, 11/15/26(a)(c)(d)	75	31,490
Security	Par (000)	Value
Diversified Financial Services — 7.6%
Brightsphere Investment Group Inc., 4.80%, 07/27/26(b)	$2,503	$2,467,712
Credit Acceptance Corp., 6.63%, 03/15/26(b)	3,526	3,530,986
GGAM Finance Ltd., 7.75%, 05/15/26(a)	3,522	3,579,762
Jefferson Capital Holdings LLC, 6.00%, 08/15/26(a)	2,643	2,634,554
LFS Topco LLC, 5.88%, 10/15/26(a)(b)	2,642	2,623,687
Nationstar Mortgage Holdings Inc., 5.00%, 02/01/26(a)	4,562	4,532,943
Navient Corp., 6.75%, 06/15/26(b)	4,566	4,642,190
OneMain Finance Corp., 7.13%, 03/15/26	14,480	14,768,887
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 2.88%, 10/15/26(a)(b)	10,473	9,990,135
SLM Corp., 3.13%, 11/02/26(b)	4,493	4,318,466
World Acceptance Corp., 7.00%, 11/01/26(a)(b)	2,537	2,529,876
		55,619,198
Electric — 2.1%
NextEra Energy Operating Partners LP, 3.88%, 10/15/26(a)(b)	4,547	4,362,738
Terraform Global Operating LP, 6.13%, 03/01/26(a)	2,077	2,076,275
Vistra Operations Co. LLC, 5.50%, 09/01/26(a)	9,015	9,013,701
		15,452,714
Energy - Alternate Sources — 0.4%
Sunnova Energy Corp., 5.88%, 09/01/26(a)(b)	3,620	3,004,233
Engineering & Construction — 0.8%
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26(a)	2,950	2,950,000
INNOVATE Corp., 8.50%, 02/01/26(a)	2,709	2,643,177
		5,593,177
Entertainment — 5.1%
AMC Entertainment Holdings Inc., 10.00%, 06/15/26, (10.00% Cash or 12.00% PIK)(a)(b)(e)	8,360	8,331,440
CCM Merger Inc., 6.38%, 05/01/26(a)(b)	2,707	2,704,001
Empire Resorts Inc., 7.75%, 11/01/26(a)(b)	2,875	2,761,333
International Game Technology PLC, 4.13%, 04/15/26(a)	6,798	6,716,525
Live Nation Entertainment Inc., 5.63%, 03/15/26(a)	2,642	2,642,974
Merlin Entertainments Ltd., 5.75%, 06/15/26(a)	3,600	3,639,184
Mohegan Tribal Gaming Authority, 8.00%, 02/01/26(a)(b)	10,717	10,676,953
		37,472,410
Environmental Control — 0.6%
GFL Environmental Inc., 5.13%, 12/15/26(a)(b)	4,562	4,545,960
Food — 1.9%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26(a)	6,651	6,523,136
7.50%, 03/15/26(a)(b)	5,566	5,584,285
Sigma Holdco BV, 7.88%, 05/15/26(a)(b)	1,932	1,925,489
		14,032,910
Gas — 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.88%, 08/20/26	6,032	5,989,019
Health Care - Services — 1.3%
IQVIA Inc., 5.00%, 10/15/26(a)	9,470	9,430,410
Holding Companies - Diversified — 1.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 05/15/26	6,761	6,752,579

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® 2026 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Prospect Capital Corp.
3.36%, 11/15/26(b)	$2,742	$2,575,091
3.71%, 01/22/26(b)	3,558	3,467,298
		12,794,968
Home Builders — 0.5%
Forestar Group Inc., 3.85%, 05/15/26(a)	3,522	3,442,678
Housewares — 1.9%
Newell Brands Inc., 5.70%, 04/01/26	11,397	11,438,334
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/26(b)	2,264	2,247,661
		13,685,995
Internet — 1.3%
Cogent Communications Group LLC, 3.50%, 05/01/26(a)(b)	4,516	4,410,675
Millennium Escrow Corp., 6.63%, 08/01/26(a)	6,830	5,309,601
		9,720,276
Iron & Steel — 0.7%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26(a)	5,233	4,977,587
Leisure Time — 4.2%
Carnival Corp., 7.63%, 03/01/26(a)	11,261	11,278,016
Life Time Inc., 8.00%, 04/15/26(a)	2,723	2,723,000
NCL Corp. Ltd., 5.88%, 03/15/26(a)(b)	1,851	1,857,762
Royal Caribbean Cruises Ltd.
4.25%, 07/01/26(a)	5,932	5,851,055
5.50%, 08/31/26(a)	9,032	9,039,406
		30,749,239
Lodging — 4.1%
Melco Resorts Finance Ltd., 5.25%, 04/26/26(b)(f)	4,571	4,537,471
MGM China Holdings Ltd., 5.88%, 05/15/26(a)(b)	6,775	6,772,070
MGM Resorts International, 4.63%, 09/01/26	3,616	3,579,390
Travel & Leisure Co., 6.63%, 07/31/26(a)	5,850	5,938,866
Wynn Macau Ltd., 5.50%, 01/15/26(a)	9,125	9,095,498
		29,923,295
Manufacturing — 2.3%
Enpro Inc., 5.75%, 10/15/26(b)	3,207	3,204,602
FXI Holdings Inc.
12.25%, 11/15/26(a)(b)	4,128	3,963,567
12.25%, 11/15/26(a)	6,744	6,466,607
Hillenbrand Inc., 5.00%, 09/15/26	3,301	3,280,603
		16,915,379
Media — 4.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/26(a)	6,679	6,662,525
iHeartCommunications Inc., 9.13%, 05/01/29(a)	2,029	1,776,251
Radiate Holdco LLC/Radiate Finance Inc., 4.50%, 09/15/26(a)	6,226	5,527,828
Sirius XM Radio Inc., 3.13%, 09/01/26(a)(b)	9,070	8,774,152
TEGNA Inc., 4.75%, 03/15/26(a)	4,843	4,813,763
Townsquare Media Inc., 6.88%, 02/01/26(a)(b)	4,446	4,439,301
		31,993,820
Mining — 1.7%
Hudbay Minerals Inc., 4.50%, 04/01/26(f)	4,102	4,053,588
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26(a)	1,624	1,626,271
Novelis Corp., 3.25%, 11/15/26(a)	6,844	6,614,702
		12,294,561
Security	Par (000)	Value
Oil & Gas — 2.8%
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/26(a)	$3,180	$3,213,253
Chord Energy Corp., 6.38%, 06/01/26(a)	3,522	3,524,552
Civitas Resources Inc., 5.00%, 10/15/26(a)(b)	3,571	3,551,013
Permian Resources Operating LLC, 5.38%, 01/15/26(a)	2,510	2,502,170
SM Energy Co., 6.75%, 09/15/26	3,723	3,725,638
Strathcona Resources Ltd., 6.88%, 08/01/26(a)	4,415	4,430,590
		20,947,216
Oil & Gas Services — 0.5%
Solaris Midstream Holdings LLC, 7.63%, 04/01/26(a)	3,525	3,534,986
Packaging & Containers — 4.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 4.13%, 08/15/26(a)	7,680	6,740,614
Ball Corp., 4.88%, 03/15/26(b)	2,274	2,269,885
Berry Global Inc., 4.50%, 02/15/26(a)(b)	2,692	2,670,062
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26(b)	3,639	3,588,296
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26(b)	7,984	7,960,601
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	3,160	3,265,654
Trivium Packaging Finance BV, 5.50%, 08/15/26(a)	9,525	9,477,922
		35,973,034
Pipelines — 3.6%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%, 07/15/26(a)(b)	2,697	2,696,361
Buckeye Partners LP, 3.95%, 12/01/26	5,453	5,302,897
Hess Midstream Operations LP, 5.63%, 02/15/26(a)	7,240	7,242,700
New Fortress Energy Inc., 6.50%, 09/30/26(a)	4,350	4,239,399
NuStar Logistics LP, 6.00%, 06/01/26	4,478	4,505,678
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/26	2,640	2,624,322
		26,611,357
Real Estate Investment Trusts — 5.2%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.75%, 05/15/26(a)(b)	7,593	7,530,584
Diversified Healthcare Trust, 0.00%, 01/15/26(a)(g)	8,472	8,055,041
MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 08/01/26(b)	4,403	4,402,679
RLJ Lodging Trust LP, 3.75%, 07/01/26(a)	4,555	4,458,038
Service Properties Trust
4.75%, 10/01/26	4,062	3,926,947
5.25%, 02/15/26	3,196	3,141,400
Starwood Property Trust Inc., 3.63%, 07/15/26(a)	3,652	3,547,708
Vornado Realty LP, 2.15%, 06/01/26	3,522	3,366,468
		38,428,865
Retail — 4.6%
Advance Auto Parts Inc., 5.90%, 03/09/26	2,703	2,723,929
Beacon Roofing Supply Inc., 4.50%, 11/15/26(a)(b)	2,613	2,596,335
CEC Entertainment LLC, 6.75%, 05/01/26(a)	5,832	5,838,522
Ferrellgas LP/Ferrellgas Finance Corp., 5.38%, 04/01/26(a)	5,844	5,826,504
Guitar Center Inc., 8.50%, 01/15/26(a)	4,484	3,823,013
Walgreens Boots Alliance Inc., 3.45%, 06/01/26(b)	13,153	12,810,019
		33,618,322
Software — 2.1%
ACI Worldwide Inc., 5.75%, 08/15/26(a)	3,404	3,405,310
Camelot Finance SA, 4.50%, 11/01/26(a)	6,370	6,256,424

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® 2026 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Consensus Cloud Solutions Inc., 6.00%, 10/15/26(a)	$2,286	$2,281,551
Fair Isaac Corp., 5.25%, 05/15/26(a)	3,643	3,647,819
		15,591,104
Telecommunications — 3.1%
CommScope LLC, 6.00%, 03/01/26(a)	12,557	12,557,000
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	6,795	6,090,720
6.63%, 08/01/26(b)	6,455	4,460,044
		23,107,764
Trucking & Leasing — 0.3%
NAC Aviation 29 DAC, 4.75%, 06/30/26(b)	2,364	2,309,166
Total Corporate Bonds & Notes — 95.2% (Cost: $696,465,703)		699,829,565
	Shares
Common Stocks
Oil, Gas & Consumable Fuels — 0.2%
New Fortress Energy Inc., (Acquired 12/24/24, Cost $ 1,116,120)(a)(h)	74,408	1,116,120
Total Common Stocks — 0.2% (Cost $1,116,120)		1,116,120
Total Long-Term Investments — 95.4% (Cost: $697,581,823)		700,945,685
Short-Term Securities
Money Market Funds — 12.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(i)(j)(k)	61,852,668	61,883,595
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(i)(j)	26,430,000	$26,430,000
Total Short-Term Securities — 12.0% (Cost: $88,309,492)		88,313,595
Total Investments — 107.4% (Cost: $785,891,315)		789,259,280
Liabilities in Excess of Other Assets — (7.4)%		(54,435,160)
Net Assets — 100.0%		$734,824,120

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Non-income producing security.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Zero-coupon bond.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,116,120, representing 0.2% of its net assets as of period end, and an original cost of $1,116,120.

(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$45,440,381	$16,453,113 (a)	$—	$(1,491)	$(8,408)	$61,883,595	61,852,668	$119,214 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,660,000	17,770,000 (a)	—	—	—	26,430,000	26,430,000	187,951	—
				$(1,491)	$(8,408)	$88,313,595		$307,165	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® 2026 Term High Yield and Income ETF

Fair Value Hierarchy as of Period End (continued)
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$699,829,565	$—	$699,829,565
Common Stocks	1,116,120	—	—	1,116,120
Short-Term Securities
Money Market Funds	88,313,595	—	—	88,313,595
	$89,429,715	$699,829,565	$—	$789,259,280

Portfolio Abbreviation
PIK	Payment-in-kind
REIT	Real Estate Investment Trust